Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

16.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2025, December 31, 2024, and January 1, 2024:

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$	ThUS$
Property, Plant and Equipment, Gross	13,550,600	12,970,260	13,490,829
Construction in progress	920,872	2,287,718	2,818,207
Land	64,146	75,630	79,841
Buildings	1,686,758	1,008,015	935,434
Generation plant and equipment	8,917,115	8,065,315	8,009,282
Network infrastructure	1,615,594	1,353,318	1,462,818
Fixtures and fittings	168,104	156,176	161,218
Other property, plant, and equipment	178,011	24,088	24,029

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$	ThUS$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(5,787,164)	(5,390,567)	(5,680,969)
Buildings	(227,462)	(223,852)	(217,616)
Generation Plant and equipment	(4,745,188)	(4,500,446)	(4,752,506)
Network infrastructure	(677,403)	(546,371)	(585,676)
Fixtures and fittings	(105,556)	(95,994)	(101,486)
Other property, plant, and equipment	(31,555)	(23,904)	(23,685)

	As of December 31,		As of January 01,
	2025	2024	2024
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$	ThUS$
Property, Plant and Equipment, Net	7,763,436	7,579,693	7,809,860
Construction in progress	920,872	2,287,718	2,818,207
Land	64,146	75,630	79,841
Buildings	1,459,296	784,163	717,818
Generation plant and equipment	4,171,927	3,564,869	3,256,776
Network infrastructure	938,191	806,947	877,142
Fixtures and fittings	62,548	60,182	59,732
Other property, plant, and equipment	146,456	184	344

The composition and movements of the property, plant and equipment accounts during the years ended December 31, 2025 and 2024 are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other property, plant and equipment	Property, Plant and Equipment, Net
Movements in 2025	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2025	2,287,718	75,630	784,163	3,564,869	806,947	60,182	184	7,579,693
Increases other than from business combinations	441,569	—	—	70	3,089	—	—	444,728
Increases (decreases) from foreign currency translation differences	23,054	187	929	351	75,936	2,487	—	102,944
Depreciation (1)	—	—	(39,557)	(217,481)	(43,707)	(9,707)	(7,278)	(317,730)
Impairment losses recognized in income for the year (2)	(35,458)	—	—	—	—	—	—	(35,458)
Increases (decreases) from transfers and other movements	(1,788,939)	(3,885)	686,919	856,308	96,183	10,053	143,361	—
Increases (decreases) from transfers from construction in progress	(1,788,939)	(3,885)	686,919	856,308	96,183	10,053	143,361	—
Disposals and removals from service	—	(4,203)	(63)	(6,331)	(388)	(9)	—	(10,994)
Removals	—	(4,203)	(63)	(6,331)	(388)	(9)	—	(10,994)
Other increases (decreases)	(7,790)	(3,648)	26,810	(26,479)	131	(893)	10,189	(1,680)
Argentine hyperinflationary economy	718	65	95	620	—	435	—	1,933
Total movements	(1,366,846)	(11,484)	675,133	607,058	131,244	2,366	146,272	183,743
Balance as of December 31, 2025	920,872	64,146	1,459,296	4,171,927	938,191	62,548	146,456	7,763,436

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other property, plant and equipment	Property, Plant and Equipment, Net
Movements in 2024	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2024	2,818,207	79,841	717,818	3,256,776	877,142	59,732	344	7,809,860
Increases other than from business combinations	553,872	—	—	11,733	3,531	—	—	569,136
Increases (decreases) from foreign currency translation differences	(216,066)	(8,744)	(7,324)	(143,742)	(100,873)	(7,454)	2	(484,201)
Depreciation (1)	—	—	(10,346)	(214,814)	(30,732)	(8,731)	(162)	(264,785)
Impairment losses recognized in income for the year (2)	(36,242)	—	—	—	—	—	—	(36,242)
Increases (decreases) from transfers and other movements	(828,714)	5,703	85,508	659,414	62,980	15,109	—	—
Increases (decreases) from transfers from construction in progress	(828,714)	5,703	85,508	659,414	62,980	15,109	—	—
Disposals and removals from service	(773)	(11)	—	(1,016)	(606)	(11)	—	(2,417)
Removals	(773)	(11)	—	(1,016)	(606)	(11)	—	(2,417)
Other increases (decreases)	(3,630)	(1,326)	(1,730)	(4,978)	(4,495)	1,267	—	(14,892)
Argentine hyperinflationary economy	1,064	167	237	1,496	—	270	—	3,234
Total movements	(530,489)	(4,211)	66,345	308,093	(70,195)	450	(160)	(230,167)
Balance as of December 31, 2024	2,287,718	75,630	784,163	3,564,869	806,947	60,182	184	7,579,693
(1)	See Note 31.a).
(2)	See Note 16 c) item iv).

Additional information on property, plant and equipment, net

a)	Main Investments

The main additions to property, plant, and equipment are related to investments in the Company’s networks and operating plants and new projects under construction. These investments totaled ThUS$920,872, ThUS$2,287,718 and ThUS$2,818,207 as of December 31, 2025, December 31, 2024, and January 1, 2024, respectively.

In the distribution segment, the main investments are improvements in networks to optimize their operation, in order to enhance efficiency and quality of service level. The book value of these works in progress totaled ThUS$258,563, ThUS$178,058 and ThUS$192,736 as of December 31, 2025, December 31, 2024, and January 1, 2024, respectively.

In the Generation segment, investments include works towards the new capacity program. This includes:

(i)	During the first quarter of 2025, the commercial operation of the Los Cóndores hydroelectric plant of Enel Generación Chile began, after meeting all the tests required by the CEN. This plant utilizes resources from the Laguna del Maule and has an installed capacity of approximately 153 MW. The capitalized value of the project totaled ThUS$1,192,167, ThUS$1,180,664, and ThUS$1,213,290 as of December 31, 2025, December 31, 2024, and January 1, 2024, respectively.
(ii)	Progress in the Hijuelas, Graneros, Maitencillo, Cabimas and Santa Elena projects, which together represent an installed capacity of approximately 30.4 MW and are being executed by Enel Green Power Chile, continued. The carrying amount capitalized for these projects totaled ThUS$31,508, ThUS$32,460 and ThUS$0 as of December 31, 2025, December 31, 2024 and January 1, 2024, respectively.

During the year 2025, the Don Humberto, Don Humberto BESS, El Manzano BESS, La Cabaña BESS and Rihue BESS plants came into operation, accumulating a carrying amount of ThUS$253,117 and having an installed capacity of 0.28 GW.

In accordance with the accounting criteria described in Note 4.a), only those investments made in the Generation projects described above qualify as assets eligible for capitalized interest. Together, these projects represent accumulated cash disbursements of ThUS$8,033, ThUS$1,695,109 and ThUS$2,075,956 as of December 31, 2025, December 31, 2024 and January 1, 2024, respectively.

b)	Capitalized cost

b.1) Capitalized financial expenses in work-in-progress

The capitalized cost for financial expenses amounted to ThUS$7,009 as of December 31, 2025 (ThUS$90,350 and ThUS$96,971 as of December 31, 2024 and 2023, respectively) (see Note 34). The average financing rate ranged between 4.84% and 6.92% as of December 31, 2025 (between 5.49% and 6.6% as of December 31, 2024, and between 5.29% and 6.08% as of December 31, 2023).

b.2) Capitalized personnel expenses in work-in-progress

The capitalized cost for personnel expenses directly related to constructions in progress amounted to ThUS$42,339, ThUS$43,161 and ThUS$47,183 as of December 31, 2025, 2024 and 2023, respectively.

c)	Other information
(i)	As of December 31, 2025, December 31, 2024, and January 1, 2024, the Group maintained commitments for the acquisition of property, plant, and equipment amounting to ThUS$159,859, ThUS$145,279 and ThUS$143,700, respectively.
(ii)	As of December 31, 2025, December 31, 2024, and January 1, 2024, Enel Chile had no property, plant, and equipment pledged as collateral for liabilities.
(iii)	The Group and its consolidated entities have insurance contracts that include all-risk, earthquake, and machinery breakdown policies with a limit of €1,000 million (ThUS$1,174,450), and this coverage includes damages due to business disruption.

Additionally, the Group has civil liability insurance to cover third-party claims up to a limit of €450 million (ThUS$528,503) in case these claims are due to the rupture of any dams owned by the Company or its subsidiaries, as well as environmental civil liability to cover environmental damage claims up to €20 million (ThUS$23,489). The premiums associated with these policies are recorded proportionally to each company in the caption prepaid expense.

(iv)	As of December 31, 2024, EGP Chile recorded a provision for impairment in the amount of ThUS$36,242, associated with the Las Salinas PMGD solar expansion project. This loss occurred due to a new assessment of the project’s expected returns, that led to the decision to shut it down, at least temporarily, until a possible change in the existing conditions makes it possible to consider the project as viable.

In 2025, the development of PMGD solar projects in the industry experienced a slowdown, primarily due to changes in remuneration schemes impacting the profitability of such initiatives. As a result, the alternative uses for certain assets connected to the Las Salinas expansion project were no longer considered feasible by the Group. Consequently, the Company recognized an additional impairment loss totaling ThUS$34,660.